Fair Value Measurements - Schedule of Significant Unobservable Inputs (Details) - Derivative Liabilities [Member]	Mar. 31, 2025	Mar. 31, 2024
Spot price (US$) [Member]
Schedule of Fair Value of Derivative Liabilities [Line Items]
Significant unobservable inputs	1.64	5.9
Risk-free rate [Member]
Schedule of Fair Value of Derivative Liabilities [Line Items]
Significant unobservable inputs	4.03	4.91
Expected volatility [Member]
Schedule of Fair Value of Derivative Liabilities [Line Items]
Significant unobservable inputs	69.3	58.28
Expected expiry years (in years) [Member]
Schedule of Fair Value of Derivative Liabilities [Line Items]
Significant unobservable inputs	0.56	1.6